Derivatives - Derivative Liabilities and Collateral Pledged (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Derivative [Line Items]
Gross amounts of recognized liabilities	$ 133,713	$ 85,061
Derivative liabilities not subject to master netting agreements	61,900	15,200
Derivatives, interest rate contracts
Derivative [Line Items]
Collateral pledged	(54,773)	(51,801)
Net amount	4,335	763
Subject to Master Netting Agreements | Derivatives, interest rate contracts
Derivative [Line Items]
Gross amounts of recognized liabilities	71,853	69,842
Gross amounts offset in the Statements of Condition	0	0
Net amounts of liabilities presented in the Statements of Condition (a)	71,853	69,842
Gross amounts not offset in the Statements of Condition, Derivative assets available for offset	$ (12,745)	$ (17,278)